Supplement dated June 3, 2024
to the Prospectus, Summary Prospectus, and Statement of Additional Information (SAI), each as supplemented, as applicable, of the following fund (the Fund):
Fund	Prospectus and Summary Prospectus Dated	SAI Dated
Columbia Funds Series Trust I
Multi-Manager Small Cap Equity Strategies Fund (the Fund)	1/1/24	6/1/24
Matthew Cohen, Co-Portfolio Manager on the J.P. Morgan Investment Management Inc. (J. P. Morgan) sleeve of the Fund, has announced his retirement from J. P. Morgan in the spring of 2025.  Dr. Cohen will continue to serve on the portfolio management team until his retirement.
Shareholders should retain this Supplement for future reference.
SUP102_08_014_(06/24)